Pension Plans (Details 13) - International Pension Benefits [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 342	$ 171	$ 168
Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	342	171
Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	113	134
Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	196	23
Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	33	14
US equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	38	18
US equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	26	18
US equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	12	0
US equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	20	4
UK equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	4	4
UK equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	16	0
UK equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Overseas equities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	51	18
Overseas equities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	22	18
Overseas equities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	29	0
Overseas equities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	122	65
Other Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	56	65
Other Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	66	0
Other Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Corporate Bond Securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	54	4
Corporate Bond Securities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	4	4
Corporate Bond Securities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	50	0
Corporate Bond Securities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Derivative instruments [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	20	23
Derivative instruments [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Derivative instruments [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	20	23
Derivative instruments [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	6
Real estate [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	6
Cash [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	4	11
Cash [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	1	11
Cash [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	3	0
Cash [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Investments [member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	28	22
Other Investments [member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	14
Other Investments [member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Investments [member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 28	$ 8